Warrants - Assumptions in applying the Black-Scholes model, fair value warrants (Details) - Warrants - £ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Warrants (in shares)	12,401,262	12,401,262
Exercise price (pounds per share)	£ 1.7238	£ 1.7238
Risk-free interest rate		0.54%
Expected term to exercise	1 year 10 months 2 days	2 years 4 months 2 days
Annualized volatility	81.86%	65.56%
Dividend rate	0.00%	0.00%